united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	2/28

Date of reporting period:	8/31/24

Item 1. Reports to Stockholders.

(a)	Insert Tailored Shareholder Report

Monarch Ambassador Income Index ETF

(MAMB) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Monarch Ambassador Income Index ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Ambassador Income Index ETF	$64	1.23%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$87,269,519
Number of Portfolio Holdings	9
Advisory Fee	$365,888
Portfolio Turnover	73%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
87.0%
Commodity
12.6%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Commodity	12.6%
Fixed Income	87.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 7-10 Year Treasury Bond ETF	19.8%
iShares Gold Trust	12.6%
iShares MBS ETF	12.5%
iShares 20+ Year Treasury Bond ETF	12.4%
Invesco Taxable Municipal Bond ETF	12.4%
iShares Core U.S. Aggregate Bond ETF	12.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	10.0%
iShares 1-3 Year Treasury Bond ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus dated June 28, 2024, or the Fund's next prospectus, which we expect to be available by June 30, 2025 or upon request at 1-541-291-4405.

Effective March 4, 2024, the Fund changed its name to "Monarch Ambassador Income Index ETF."

Effective August 23, 2024, Christine Johanson serves as portfolio manager to the Fund. Anand Desai no longer serves as a portfolio manager.

Monarch Ambassador Income Index ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-MAMB

Monarch Blue Chips Core Index ETF

(MBCC) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Monarch Blue Chips Core Index ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Blue Chips Core Index ETF	$65	1.25%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$106,901,685
Number of Portfolio Holdings	24
Advisory Fee	$474,331
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.5%
Reit	4.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
30.2%
Health Care
20.5%
Communications
12.0%
Consumer Discretionary
11.7%
Consumer Staples
8.8%
Industrials
7.8%
Real Estate
4.4%
Financials
4.4%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Financials	4.4%
Real Estate	4.4%
Industrials	7.8%
Consumer Staples	8.8%
Consumer Discretionary	11.7%
Communications	12.0%
Health Care	20.5%
Technology	30.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Adobe, Inc.	5.0%
Oracle Corporation	4.7%
Walmart, Inc.	4.6%
Eli Lilly & Company	4.6%
American Tower Corporation	4.5%
Allstate Corporation (The)	4.4%
Meta Platforms, Inc., Class A	4.3%
McDonald's Corporation	4.3%
Costco Wholesale Corporation	4.3%
Netflix, Inc.	4.3%

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus dated June 28, 2024, or the Fund's next prospectus, which we expect to be available by June 30, 2025 or upon request at 1-541-291-4405.

Effective March 4, 2024, the Fund changed its name to "Monarch Blue Chips Core Index ETF."

Effective August 23, 2024, Christine Johanson serves as portfolio manager to the Fund. Anand Desai no longer serves as a portfolio manager.

Monarch Blue Chips Core Index ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-MBCC

Monarch Dividend Plus Index ETF

(MDPL) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Monarch Dividend Plus Index ETF for the period of March 6, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Dividend Plus Index ETF	$63	1.25%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$34,763,310
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$127,333
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Exchange-Traded Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
20.3%
Materials
16.2%
Health Care
13.1%
Consumer Staples
12.8%
Energy
9.3%
Communications
9.1%
Financials
6.8%
Consumer Discretionary
6.4%
Industrials
3.4%
Fixed Income
2.2%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	2.2%
Industrials	3.4%
Consumer Discretionary	6.4%
Financials	6.8%
Communications	9.1%
Energy	9.3%
Consumer Staples	12.8%
Health Care	13.1%
Materials	16.2%
Technology	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Genpact Ltd.	3.7%
Fidelity National Financial, Inc.	3.5%
Sonoco Products Company	3.5%
MarketAxess Holdings, Inc.	3.5%
Graphic Packaging Holding Company	3.5%
Allison Transmission Holdings, Inc.	3.4%
Elevance Health, Inc.	3.4%
Cisco Systems, Inc.	3.4%
Cigna Group (The)	3.4%
Cognizant Technology Solutions Corporation, Class A	3.4%

Material Fund Changes

This is a summary of certain changes to the Fund since March 6, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 30, 2025 or upon request at 1-541-291-4405.

Effective August 23, 2024, Christine Johanson serves as portfolio manager to the Fund. Anand Desai no longer serves as a portfolio manager.

Monarch Dividend Plus Index ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-MDPL

Monarch ProCap Index ETF

(MPRO) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Monarch ProCap Index ETF for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch ProCap Index ETF	$55	1.04%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$146,568,352
Number of Portfolio Holdings	6
Advisory Fee	$543,884
Portfolio Turnover	92%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
60.6%
Fixed Income
39.3%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	39.3%
Equity	60.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.3%
Consumer Staples Select Sector SPDR Fund	12.3%
Real Estate Select Sector SPDR Fund	12.2%
Health Care Select Sector SPDR Fund	12.1%
Utilities Select Sector SPDR Fund	12.0%
Materials Select Sector SPDR Fund	12.0%

Material Fund Changes

This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus dated June 28, 2024, or the Fund's next prospectus, which we expect to be available by June 30, 2025 or upon request at 1-541-291-4405.

Effective March 4, 2024, the Fund changed its name to "Monarch ProCap Index ETF."

Effective August 23, 2024, Christine Johanson serves as portfolio manager to the Fund. Anand Desai no longer serves as a portfolio manager.

Monarch ProCap Index ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-MPRO

Monarch Select Subsector Index ETF

(MSSS) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2024

What did the Fund invest in?

This semi-annual shareholder report contains important information about Monarch Select Subsector Index ETF for the period of March 6, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Select Subsector Index ETF	$58	1.12%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$59,176,250
Number of Portfolio Holdings	10
Advisory Fee	$229,848
Portfolio Turnover	151%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Equity	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco KBW Property & Casualty ETF	10.3%
iShares U.S. Medical Devices ETF	10.1%
SPDR S&P Aerospace & Defense ETF	10.1%
SPDR S&P Insurance ETF	10.1%
Real Estate Select Sector SPDR Fund	10.0%
iShares U.S. Healthcare Providers ETF	10.0%
Invesco Dynamic Food & Beverage ETF	9.9%
Utilities Select Sector SPDR Fund	9.9%
SPDR S&P Homebuilders ETF	9.8%
iShares U.S. Home Construction ETF	9.8%

Material Fund Changes

This is a summary of certain changes to the Fund since March 6, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 30, 2025 or upon request at 1-541-291-4405.

Effective August 23, 2024, Christine Johanson serves as portfolio manager to the Fund. Anand Desai no longer serves as a portfolio manager.

Monarch Select Subsector Index ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-MSSS

Monarch Volume Factor Dividend Tree Index ETF

(MVFD) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Monarch Volume Factor Dividend Tree Index ETF for the period of March 6, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Dividend Tree Index ETF	$62	1.23%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$48,782,296
Number of Portfolio Holdings	41
Advisory Fee	$165,264
Portfolio Turnover	120%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Exchange-Traded Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
20.6%
Industrials
19.2%
Energy
10.5%
Health Care
10.3%
Consumer Staples
9.7%
Materials
7.6%
Consumer Discretionary
5.4%
Communications
5.2%
Utilities
4.9%
Technology
4.2%
Fixed Income
1.9%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Fixed Income	1.9%
Technology	4.2%
Utilities	4.9%
Communications	5.2%
Consumer Discretionary	5.4%
Materials	7.6%
Consumer Staples	9.7%
Health Care	10.3%
Energy	10.5%
Industrials	19.2%
Financials	20.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cummins, Inc.	3.5%
Altria Group, Inc.	3.1%
Unum Group	3.1%
CF Industries Holdings, Inc.	3.1%
Nelnet, Inc., Class A	3.0%
Bristol-Myers Squibb Company	2.9%
Aaron's Co., Inc. (The)	2.8%
RTX Corporation	2.7%
Fox Corporation, Class B	2.7%
AbbVie, Inc.	2.6%

Material Fund Changes

This is a summary of certain changes to the Fund since March 6, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 30, 2025 or upon request at 1-541-291-4405.

Effective August 23, 2024, Christine Johanson serves as portfolio manager to the Fund. Anand Desai no longer serves as a portfolio manager.

Monarch Volume Factor Dividend Tree Index ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-MVFD

Monarch Volume Factor Global Unconstrained Index ETF

(MVFG) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Monarch Volume Factor Global Unconstrained Index ETF for the period of March 6, 2024 to August 31, 2024. You can find additional information about the Fund at https://www.monarchfunds.com/resources. You can also request this information by contacting us at 1-541-291-4405. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monarch Volume Factor Global Unconstrained Index ETF	$60	1.18%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$53,304,400
Number of Portfolio Holdings	24
Advisory Fee	$193,178
Portfolio Turnover	185%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.7%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Equity	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI USA ESG Select ETF	5.5%
FT Vest U.S. Equity Deep Buffer ETF - May	4.5%
Franklin FTSE Japan Hedged ETF	4.2%
Invesco S&P Ultra Dividend Revenue ETF	4.2%
Invesco S&P 500 Pure Value ETF	4.1%
iShares Core MSCI Pacific ETF	4.1%
American Century U.S. Quality Growth ETF	4.1%
SPDR SSGA US Large Cap Low Volatility Index ETF	4.1%
iShares MSCI USA Min Vol Factor ETF	4.1%
iShares MSCI Global Min Vol Factor ETF	4.1%

Material Fund Changes

This is a summary of certain changes to the Fund since March 6, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by June 30, 2025 or upon request at 1-541-291-4405.

Effective August 23, 2024, Christine Johanson serves as portfolio manager to the Fund. Anand Desai no longer serves as a portfolio manager.

Monarch Volume Factor Global Unconstrained Index ETF

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.monarchfunds.com/resources ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-MVFG

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Monarch Ambassador Income Index ETF
(formerly, “Monarch Ambassador Income ETF”)
MAMB

Monarch Blue Chips Core Index ETF
(formerly, “Monarch Blue Chips Core ETF”)
MBCC

Monarch Dividend Plus Index ETF
MDPL

Monarch ProCap Index ETF
(formerly, “Monarch ProCap ETF”)
MPRO

Monarch Select Subsector Index ETF
MSSS

Monarch Volume Factor Dividend Tree Index ETF
MVFD

Monarch Volume Factor Global Unconstrained Index ETF
MVFG

Semi-Annual Financial Statements
August 31, 2024

MONARCH AMBASSADOR INCOME INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	COMMODITY - 12.6%
232,475	iShares Gold Trust(a)	$10,991,418

	FIXED INCOME - 87.0%
396,393	Invesco Taxable Municipal Bond	10,857,204
52,188	iShares 1-3 Year Treasury Bond ETF	4,321,166
112,541	iShares 20+ Year Treasury Bond ETF	10,859,081
178,417	iShares 7-10 Year Treasury Bond ETF	17,318,939
108,107	iShares Core U.S. Aggregate Bond ETF	10,837,727
78,343	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,712,525
114,084	iShares MBS ETF	10,865,360
71,795	SPDR Portfolio Short Term Corporate Bond ETF	2,163,901
		75,935,903

	TOTAL EXCHANGE-TRADED FUNDS (Cost $82,350,944)	86,927,321

	TOTAL INVESTMENTS - 99.6% (Cost $82,350,944)	$86,927,321
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	342,198
	NET ASSETS - 100.0%	$87,269,519

ETF	- Exchange-Traded Fund

MBS	- Mortgage-Backed Security

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	APPAREL & TEXTILE PRODUCTS - 3.4%
43,772	NIKE, Inc., Class B	$3,647,083

	BIOTECH & PHARMA - 12.2%
5,068	Eli Lilly & Company	4,865,382
33,143	Merck & Company, Inc.	3,925,788
145,182	Pfizer, Inc.	4,211,730
		13,002,900
	DIVERSIFIED INDUSTRIALS - 7.8%
37,094	Emerson Electric Company	3,909,337
25,183	General Electric Company	4,397,455
		8,306,792
	E-COMMERCE DISCRETIONARY - 3.9%
23,581	Amazon.com, Inc.(a)	4,209,209

	ENTERTAINMENT CONTENT - 3.4%
40,034	Walt Disney Company (The)	3,618,273

	INFRASTRUCTURE REIT - 4.5%
21,247	American Tower Corporation	4,760,603

	INSURANCE - 4.4%
24,837	Allstate Corporation (The)	4,692,703

	INTERNET MEDIA & SERVICES - 8.6%
8,903	Meta Platforms, Inc., Class A	4,641,223
6,478	Netflix, Inc.(a)	4,543,345
		9,184,568
	LEISURE FACILITIES & SERVICES - 4.3%
16,065	McDonald’s Corporation	4,637,322

	MEDICAL EQUIPMENT & DEVICES - 8.3%
16,195	Danaher Corporation	4,361,475
7,324	Thermo Fisher Scientific, Inc.	4,504,773
		8,866,248

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - CONSUMER STAPLES - 8.9%
5,126	Costco Wholesale Corporation	$4,574,340
63,273	Walmart, Inc.	4,886,574
		9,460,914
	SEMICONDUCTORS - 4.2%
37,930	NVIDIA Corporation	4,527,704

	SOFTWARE - 17.8%
9,353	Adobe, Inc.(a)	5,372,457
10,016	Microsoft Corporation	4,178,074
35,496	Oracle Corporation	5,015,230
17,736	Salesforce, Inc.	4,485,434
		19,051,195
	TECHNOLOGY SERVICES - 8.1%
9,295	Mastercard, Inc., Class A	4,492,645
15,269	Visa, Inc., Class A	4,219,894
		8,712,539

	TOTAL COMMON STOCKS (Cost $88,737,079)	106,678,053

	TOTAL INVESTMENTS - 99.8% (Cost $88,737,079)	$106,678,053
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	223,632
	NET ASSETS - 100.0%	$106,901,685

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.4%
	BEVERAGES - 3.2%
20,595	Molson Coors Beverage Company, Class B	$1,111,512

	BIOTECH & PHARMA - 3.3%
6,966	Johnson & Johnson	1,155,381

	CABLE & SATELLITE - 6.1%
2,834	Cable One, Inc.	999,608
28,191	Comcast Corporation, Class A	1,115,518
		2,115,126
	CONSTRUCTION MATERIALS - 3.0%
6,214	Owens Corning	1,048,488

	CONTAINERS & PACKAGING - 7.0%
40,133	Graphic Packaging Holding Company	1,201,181
21,369	Sonoco Products Company	1,208,843
		2,410,024
	FOOD - 6.4%
37,372	Conagra Brands, Inc.	1,166,006
9,467	J.M. Smucker Company (The)	1,085,676
		2,251,682
	HEALTH CARE FACILITIES & SERVICES - 9.9%
3,258	Cigna Group (The)	1,178,777
18,342	CVS Health Corporation	1,049,896
2,121	Elevance Health, Inc.	1,181,163
		3,409,836
	INSURANCE - 3.3%
3,953	Willis Towers Watson PLC	1,154,711

	LEISURE FACILITIES & SERVICES - 3.2%
6,060	Vail Resorts, Inc.	1,101,102

	LEISURE PRODUCTS - 3.1%
13,991	Brunswick Corporation	1,105,989

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	METALS & MINING - 3.4%
8,283	Royal Gold, Inc.	$1,161,028

	OIL & GAS PRODUCERS - 9.3%
5,574	Diamondback Energy, Inc.	1,087,543
32,613	EQT Corporation	1,092,862
24,298	Ovintiv, Inc.	1,040,683
		3,221,088
	PUBLISHING & BROADCASTING - 3.0%
6,103	Nexstar Media Group, Inc.	1,042,881

	RETAIL - CONSUMER STAPLES - 3.2%
20,618	Kroger Company (The)	1,097,084

	SEMICONDUCTORS - 3.0%
12,887	Microchip Technology, Inc.	1,058,796

	SOFTWARE - 3.3%
15,478	SS&C Technologies Holdings, Inc.	1,162,243

	SPECIALTY FINANCE - 3.5%
20,551	Fidelity National Financial, Inc.	1,211,687

	STEEL - 2.9%
8,572	Steel Dynamics, Inc.	1,024,440

	TECHNOLOGY HARDWARE - 3.4%
23,369	Cisco Systems, Inc.	1,181,069

	TECHNOLOGY SERVICES - 10.5%
15,006	Cognizant Technology Solutions Corporation, Class A	1,167,017
32,565	Genpact Ltd.	1,277,525
4,961	MarketAxess Holdings, Inc.	1,202,497
		3,647,039

See accompanying notes to financial statements.

MONARCH DIVIDEND PLUS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	TRANSPORTATION EQUIPMENT - 3.4%
12,750	Allison Transmission Holdings, Inc.	$1,182,563

	TOTAL COMMON STOCKS (Cost $33,198,345)	33,853,769

	EXCHANGE-TRADED FUNDS — 2.2%
	FIXED INCOME - 2.2%
25,264	SPDR Portfolio Short Term Corporate Bond ETF	761,457
	TOTAL EXCHANGE-TRADED FUNDS (Cost $750,810)

	TOTAL INVESTMENTS - 99.6% (Cost $33,949,155)	$34,615,226
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	148,084
	NET ASSETS - 100.0%	$34,763,310

ETF – Exchange-Traded Fund

Ltd. – Limited

PLC – Public Limited Company

SPDR – Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

MONARCH PROCAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 60.6%
217,769	Consumer Staples Select Sector SPDR Fund	$17,968,121
113,189	Health Care Select Sector SPDR Fund	17,793,311
186,445	Materials Select Sector SPDR Fund	17,578,034
409,035	Real Estate Select Sector SPDR Fund	17,813,474
230,905	Utilities Select Sector SPDR Fund	17,615,742
		88,768,682
	FIXED INCOME - 39.3%
574,817	iShares Core U.S. Aggregate Bond ETF	57,625,404

	TOTAL EXCHANGE-TRADED FUNDS (Cost $134,814,024)	146,394,086

	TOTAL INVESTMENTS - 99.9% (Cost $134,814,024)	$146,394,086
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	174,266
	NET ASSETS - 100.0%	$146,568,352

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

MONARCH SELECT SUBSECTOR INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
122,966	Invesco Dynamic Food & Beverage ETF	$5,850,722
52,772	Invesco KBW Property & Casualty ETF	6,098,861
100,895	iShares U.S. Healthcare Providers ETF	5,895,295
48,112	iShares U.S. Home Construction ETF	5,820,590
102,036	iShares U.S. Medical Devices ETF	6,003,799
135,673	Real Estate Select Sector SPDR Fund	5,908,559
38,299	SPDR S&P Aerospace & Defense ETF	5,955,877
49,621	SPDR S&P Homebuilders ETF	5,825,009
105,451	SPDR S&P Insurance ETF	5,955,872
76,591	Utilities Select Sector SPDR Fund	5,843,127
	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,244,742)	59,157,711

	TOTAL INVESTMENTS - 100.0% (Cost $53,244,742)	$59,157,711
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	18,539
	NET ASSETS - 100.0%	$59,176,250

ETF – Exchange Traded Fund

KBW – Keefe, Bruyette & Woods

SPDR – Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6%
	ADVERTISING & MARKETING - 2.6%
12,476	Omnicom Group, Inc.	$1,252,965

	AEROSPACE & DEFENSE - 2.7%
10,870	RTX Corporation	1,340,706

	ASSET MANAGEMENT - 4.9%
31,037	Janus Henderson Group PLC	1,167,302
22,485	Victory Capital Holdings, Inc.	1,227,006
		2,394,308
	BIOTECH & PHARMA - 5.6%
6,548	AbbVie, Inc.	1,285,438
28,477	Bristol-Myers Squibb Company	1,422,426
		2,707,864
	CHEMICALS - 5.3%
18,147	CF Industries Holdings, Inc.	1,507,835
19,231	Corteva, Inc.	1,101,936
		2,609,771
	COMMERCIAL SUPPORT SERVICES - 2.3%
19,795	ABM Industries, Inc.	1,131,284

	CONSTRUCTION MATERIALS - 2.2%
16,074	Apogee Enterprises, Inc.	1,073,422

	CONSUMER SERVICES - 2.6%
37,983	Carriage Services, Inc.	1,259,136

	ELECTRIC UTILITIES - 4.9%
13,767	MGE Energy, Inc.	1,193,668
14,248	NRG Energy, Inc.	1,211,222
		2,404,890
	ENTERTAINMENT CONTENT - 2.6%
33,681	Fox Corporation, Class B	1,294,361

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	FOOD - 2.3%
35,554	Conagra Brands, Inc.	$1,109,285

	HEALTH CARE FACILITIES & SERVICES - 4.7%
3,143	HCA Healthcare, Inc.	1,243,339
29,714	Select Medical Holdings Corporation	1,071,784
		2,315,123
	INSURANCE - 10.3%
2,816	Everest Group Ltd.	1,104,548
10,856	Hartford Financial Services Group, Inc. (The)	1,260,382
27,392	Unum Group	1,519,981
15,780	Voya Financial, Inc.	1,117,697
		5,002,608
	MACHINERY - 2.3%
22,036	Flowserve Corporation	1,099,156

	OIL & GAS PRODUCERS - 10.5%
6,824	Chevron Corporation	1,009,611
5,904	Chord Energy Corporation	876,331
28,102	Kinetik Holdings, Inc.	1,243,233
34,756	Marathon Oil Corporation	995,759
44,522	Sitio Royalties Corporation, Class A	989,724
		5,114,658
	RETAIL - DISCRETIONARY - 2.8%
137,121	Aaron’s Co., Inc. (The)	1,383,551

	SEMICONDUCTORS - 2.2%
6,002	QUALCOMM, Inc.	1,052,151

	SPECIALTY FINANCE - 5.4%
18,627	Essent Group Ltd.	1,197,530
12,487	Nelnet, Inc., Class A	1,443,248
		2,640,778

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR DIVIDEND TREE INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	TECHNOLOGY SERVICES - 2.1%
83,054	Western Union Company (The)	$1,013,259

	TOBACCO - 3.1%
28,346	Altria Group, Inc.	1,524,164

	TRANSPORTATION & LOGISTICS - 8.4%
99,078	DHT Holdings, Inc.	1,073,014
8,882	Expeditors International of Washington, Inc.	1,096,127
16,779	International Seaways, Inc.	869,656
7,905	United Parcel Service, Inc., Class B	1,016,188
		4,054,985
	TRANSPORTATION EQUIPMENT - 3.5%
5,504	Cummins, Inc.	1,721,926

	WHOLESALE - CONSUMER STAPLES - 4.3%
16,702	Archer-Daniels-Midland Company	1,018,655
14,021	Sysco Corporation	1,093,218
		2,111,873

	TOTAL COMMON STOCKS (Cost $44,808,959)	47,612,224

	EXCHANGE-TRADED FUNDS — 1.9%
	FIXED INCOME - 1.9%
30,358	SPDR Portfolio Short Term Corporate Bond ETF	914,990
	TOTAL EXCHANGE-TRADED FUNDS (Cost $902,029)

	TOTAL INVESTMENTS - 99.5% (Cost $45,710,988)	$48,527,214
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	255,082
	NET ASSETS - 100.0%	$48,782,296

ETF – Exchange-Traded Fund

Ltd. – Limited

PLC – Public Limited Company

SPDR – Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

MONARCH VOLUME FACTOR GLOBAL UNCONSTRAINED INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY – 99.7%
24,637	American Century U.S. Quality Growth ETF	$2,192,693
20,140	BNY Mellon U.S. Large Cap Core Equity ETF	2,158,605
64,578	Columbia Research Enhanced Core ETF	2,158,843
72,922	Franklin FTSE Japan Hedged ETF	2,255,477
37,724	Franklin U.S. Large Cap Multifactor Index ETF	2,163,849
61,461	FT Vest U.S. Equity Deep Buffer ETF - May(a)	2,425,319
24,656	Invesco S&P 500 Pure Value ETF	2,206,465
44,359	Invesco S&P Ultra Dividend Revenue ETF	2,218,837
31,312	iShares Asia 50 ETF	2,110,429
33,866	iShares Core MSCI Pacific ETF	2,203,661
3,806	iShares Core S&P 500 ETF	2,157,051
17,493	iShares Core S&P Total U.S. Stock Market ETF	2,161,785
21,611	iShares ESG MSCI USA Leaders ETF	2,152,239
21,879	iShares Global 100 ETF	2,146,767
30,567	iShares Morningstar Mid-Cap Growth ETF	2,173,008
19,188	iShares MSCI Global Min Vol Factor ETF	2,177,262
24,584	iShares MSCI USA ESG Select ETF	2,908,534
23,865	iShares MSCI USA Min Vol Factor ETF	2,179,352
12,148	iShares MSCI USA Quality Factor ETF	2,159,671
6,989	iShares Russell 1000 ETF	2,160,020
6,730	iShares Russell 3000 ETF	2,159,455
18,897	Ishares Russel Mid-Cap Growth ETF	2,150,101
3,827	SPDR S&P 500 ETF Trust	2,157,203
13,045	SPDR SSGA US Large Cap Low Volatility Index ETF	2,183,733
	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,649,477)	53,120,359

	TOTAL INVESTMENTS - 99.7% (Cost $50,649,477)	$53,120,359
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	184,041
	NET ASSETS - 100.0%	$53,304,400

BNY – Bank of New York

ETF – Exchange Traded Funds

ESG – Environmental, Social and Governance

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

SPDR – Standard & Poor’s Depositary Receipt

SSGA – State Street Global Advisors

(a)	Non-income producing security.

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2024

	Monarch				Monarch Select	Monarch Volume	Monarch Volume Factor
	Ambassador Income	Monarch Blue Chips	Monarch Dividend	Monarch ProCap	Subsector Index	Factor Dividend	Global Unconstrained
	Index ETF	Core Index ETF	Plus Index ETF	Index ETF	ETF	Tree Index ETF	Index ETF
ASSETS
Investment securities:
Investments, At cost	$82,350,944	$88,737,079	$33,949,155	$134,814,024	$53,244,742	$45,710,988	$50,649,477
Investments, At value	$86,927,321	$106,678,053	$34,615,226	$146,394,086	$59,157,711	$48,527,214	$53,120,359
Cash	428,447	221,485	132,743	313,428	87,491	227,845	253,398
Dividends and interest receivable	—	136,349	74,606	—	—	94,892	—
Receivable for Fund shares sold	2,871,105	—	—	—	283,374	—	—
Prepaid expenses	1,784	2,133	898	2,102	7,736	988	5,015
TOTAL ASSETS	90,228,657	107,038,020	34,823,473	146,709,616	59,536,312	48,850,939	53,378,772

LIABILITIES
Payable for investments purchased	—	—	—	—	282,735	—	—
Investment advisory fees payable	71,541	107,828	22,919	102,189	41,572	33,874	37,066
Payable for Fund shares repurchased	2,857,850	—	—	—	—	—	—
Payable to related parties	7,986	5,660	3,302	12,056	2,370	1,392	2,933
Accrued expenses and other liabilities	21,761	22,847	33,942	27,019	33,385	33,377	34,373
TOTAL LIABILITIES	2,959,138	136,335	60,163	141,264	360,062	68,643	74,372
NET ASSETS	$87,269,519	$106,901,685	$34,763,310	$146,568,352	$59,176,250	$48,782,296	$53,304,400

Net Assets Consist Of:
Paid in capital	$88,483,946	$90,112,039	$33,449,716	$137,428,783	$52,654,643	$46,637,584	$49,772,390
Accumulated earnings (deficit)	(1,214,427)	16,789,646	1,313,594	9,139,569	6,521,607	2,144,712	3,532,010
NET ASSETS	$87,269,519	$106,901,685	$34,763,310	$146,568,352	$59,176,250	$48,782,296	$53,304,400

Net Asset Value Per Share:
Net Assets	$87,269,519	$106,901,685	$34,763,310	$146,568,352	$59,176,250	$48,782,296	$53,304,400
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,800,000	3,150,000	1,310,000	4,900,000	2,090,000	1,860,000	1,960,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$22.97	$33.94	$26.54	$29.91	$28.31	$26.23	$27.20

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended August 31, 2024

	Monarch	Monarch	Monarch	Monarch	Monarch	Monarch Volume	Monarch Volume
	Ambassador	Blue Chips	Dividend	ProCap	Select Subsector	Factor Dividend	Facor Global Unconstrained
	Income Index ETF	Core Index ETF	Plus Index ETF (a)	Index ETF	Index ETF (a)	Tree Index ETF (a)	Index ETF (a)
INVESTMENT INCOME
Dividends	$1,292,768	$485,451	$454,804	$1,601,523	$224,020	$585,355	$417,264
Less: Foreign withholding taxes	—	(1,344)	—	—	—	(745)	—
TOTAL INVESTMENT INCOME	1,292,768	484,107	454,804	1,601,523	224,020	584,610	417,264

EXPENSES
Investment advisory fees	320,900	390,992	137,254	543,884	229,848	165,264	193,178
Administrative services	36,678	39,990	18,923	56,154	18,923	18,923	18,923
Legal fees	8,513	8,513	8,779	8,513	8,779	8,779	8,779
Audit fees	8,300	8,299	8,047	8,299	8,047	8,047	8,047
Professional fees	8,097	8,552	5,365	11,671	5,365	5,365	5,365
Trustees fees and expenses	7,058	7,058	6,828	7,562	6,828	6,828	6,828
Custodian fees	6,266	6,256	5,853	6,351	5,853	5,852	5,853
Transfer agent fees	5,294	5,294	5,926	5,294	5,926	5,926	5,926
Printing and postage expenses	5,042	5,042	4,146	5,042	4,145	4,146	4,146
Accounting services fees	4,000	4,000	4,023	4,000	4,023	4,023	4,023
Insurance expense	1,260	1,260	1,219	1,765	1,219	1,219	1,219
Other Expenses	6,777	6,777	6,589	6,777	6,605	6,584	6,584
TOTAL EXPENSES	418,185	492,033	212,952	665,312	305,561	240,956	268,871
Fees (waived)/recaptured by the Adviser	44,988	83,339	(9,921)	—	—	—	—
NET EXPENSES	463,173	575,372	203,031	665,312	305,561	240,956	268,871

NET INVESTMENT INCOME (LOSS)	829,595	(91,265)	251,773	936,211	(81,541)	343,654	148,393

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	—	2,536,929	848,132	8,681,003	783,774	843,681	1,160,104
Investments	320,100	(510,527)	(292,002)	(332,992)	7,201	(1,671,226)	(16,989)
	320,100	2,026,402	556,130	8,348,011	790,975	(827,545)	1,143,115
Net change in unrealized appreciation:
Investments	3,078,289	3,935,314	666,071	3,670,648	5,912,969	2,816,226	2,470,882

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,398,389	5,961,716	1,222,201	12,018,659	6,703,944	1,988,681	3,613,997

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,227,984	$5,870,451	$1,473,974	$12,954,870	$6,622,403	$2,332,335	$3,762,390

(a)	The fund commenced operationson March 6, 2024

See accompanying notes to financial statements.

Monarch Ambassador Income Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2024	Year Ended
	(Unaudited)	February 29, 2024
FROM OPERATIONS
Net investment income	$829,595	$936,800
Net realized gain (loss) on investments	320,100	(2,007,493)
Net change in unrealized appreciation on investments	3,078,289	2,829,415
Net increase in net assets resulting from operations	4,227,984	1,758,722

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(552,440)	(933,030)
Decrease in net assets resulting from distributions to shareholders	(552,440)	(933,030)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	15,665,744	29,943,034
Cost of shares redeemed	—	(5,348,124)
Net increase in net assets resulting from shares of beneficial interest	15,665,744	24,594,910

TOTAL INCREASE IN NET ASSETS	19,341,288	25,420,602

NET ASSETS
Beginning of Period	67,928,231	42,507,629
End of Period	$87,269,519	$67,928,231

SHARE ACTIVITY
Shares Sold	700,000	1,400,000
Shares Redeemed	—	(250,000)
Net increase in shares of beneficial interest outstanding	700,000	1,150,000

See accompanying notes to financial statements.

Monarch Blue Chips Core Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2024	Year Ended
	(Unaudited)	February 29, 2024
FROM OPERATIONS
Net investment income (loss)	$(91,265)	$19,791
Net realized gain on investments	2,026,402	704,254
Net change in unrealized appreciation on investments	3,935,314	15,126,708
Net increase in net assets resulting from operations	5,870,451	15,850,753

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	—	(49,740)
Net decrease in net assets resulting from distributions to shareholders	—	(49,740)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	33,969,139	34,455,812
Cost of shares redeemed	(9,705,780)	(8,108,316)
Net increase in net assets resulting from shares of beneficial interest	24,263,359	26,347,496

TOTAL INCREASE IN NET ASSETS	30,133,810	42,148,509

NET ASSETS
Beginning of Period	76,767,875	34,619,366
End of Period	$106,901,685	$76,767,875

SHARE ACTIVITY
Shares Sold	1,050,000	1,250,000
Shares Redeemed	(300,000)	(300,000)
Net increase in shares of beneficial interest outstanding	750,000	950,000

See accompanying notes to financial statements.

Monarch Dividend Plus Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2024 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$251,773
Net realized gain on investments	556,130
Net change in unrealized appreciation on investments	666,071
Net increase in net assets resulting from operations	1,473,974

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(160,380)
Net decrease in net assets resulting from distributions to shareholders	(160,380)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	47,749,856
Cost of shares redeemed	(14,300,140)
Net increase in net assets resulting from shares of beneficial interest	33,449,716

TOTAL INCREASE IN NET ASSETS	34,763,310

NET ASSETS
Beginning of Period	—
End of Period	$34,763,310

SHARE ACTIVITY
Shares Sold	1,870,000
Shares Redeemed	(560,000)
Net increase in shares of beneficial interest outstanding	1,310,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch ProCap Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2024	Year Ended
	(Unaudited)	February 29, 2024
FROM OPERATIONS
Net investment income	$936,211	$1,315,056
Net realized gain (loss) on investments	8,348,011	(1,781,994)
Net change in unrealized appreciation on investments	3,670,648	10,056,750
Net increase in net assets resulting from operations	12,954,870	9,589,812

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(832,570)	(1,234,853)
Decrease in net assets resulting from distributions to shareholders	(832,570)	(1,234,853)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	92,291,006	56,384,561
Cost of shares redeemed	(73,997,242)	(48,160,389)
Net increase in net assets resulting from shares of beneficial interest	18,293,764	8,224,172

TOTAL INCREASE IN NET ASSETS	30,416,064	16,579,131

NET ASSETS
Beginning of Period	116,152,288	99,573,157
End of Period	$146,568,352	$116,152,288

SHARE ACTIVITY
Shares Sold	3,325,000	2,200,000
Shares Redeemed	(2,675,000)	(1,900,000)
Net increase in shares of beneficial interest outstanding	650,000	300,000

See accompanying notes to financial statements.

Monarch Select Subsector Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2024 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(81,541)
Net realized gain on investments	790,975
Net change in unrealized appreciation on investments	5,912,969
Net increase in net assets resulting from operations	6,622,403

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(100,796)
Net decrease in net assets resulting from distributions to shareholders	(100,796)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	79,641,090
Cost of shares redeemed	(26,986,447)
Net increase in net assets resulting from shares of beneficial interest	52,654,643

TOTAL INCREASE IN NET ASSETS	59,176,250

NET ASSETS
Beginning of Period	—
End of Period	$59,176,250

SHARE ACTIVITY
Shares Sold	3,160,000
Shares Redeemed	(1,070,000)
Net increase in shares of beneficial interest outstanding	2,090,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Volume Factor Dividend Tree Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2024 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$343,654
Net realized loss on investments	(827,545)
Net change in unrealized appreciation on investments	2,816,226
Net increase in net assets resulting from operations	2,332,335

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(187,623)
Net decrease in net assets resulting from distributions to shareholders	(187,623)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	53,803,580
Cost of shares redeemed	(7,165,996)
Net increase in net assets resulting from shares of beneficial interest	46,637,584

TOTAL INCREASE IN NET ASSETS	48,782,296

NET ASSETS
Beginning of Period	—
End of Period	$48,782,296

SHARE ACTIVITY
Shares Sold	2,140,000
Shares Redeemed	(280,000)
Net increase in shares of beneficial interest outstanding	1,860,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Volume Factor Global Unconstrained Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2024 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$148,393
Net realized gain on investments	1,143,115
Net change in unrealized appreciation on investments	2,470,882
Net increase in net assets resulting from operations	3,762,390

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(230,380)
Net decrease in net assets resulting from distributions to shareholders	(230,380)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	83,937,255
Cost of shares redeemed	(34,164,865)
Net increase in net assets resulting from shares of beneficial interest	49,772,390

TOTAL INCREASE IN NET ASSETS	53,304,400

NET ASSETS
Beginning of Period	—
End of Period	$53,304,400

SHARE ACTIVITY
Shares Sold	3,280,000
Shares Redeemed	(1,320,000)
Net increase in shares of beneficial interest outstanding	1,960,000

(a)	The Fund commenced operations on March 6, 2024.

See accompanying notes to financial statements.

Monarch Ambassador Income Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Year Ended	Period Ended
	August 31, 2024		February 29, 2024	February 28, 2023	February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$21.91		$21.80	$24.48	$25.00
Activity from investment operations:
Net investment income (2)	0.25		0.41	0.26	0.12
Net realized and unrealized gain (loss) on investments	0.97		0.09	(2.74)	(0.50)
Total from investment operations	1.22		0.50	(2.48)	(0.38)
Less distributions from:
Net investment income	(0.16)		(0.39)	(0.20)	(0.14)
Total distributions	(0.16)		(0.39)	(0.20)	(0.14)
Net asset value, end of year/period	$22.97		$21.91	$21.80	$24.48
Market price, end of year/period	$22.98		$21.91	$21.79	$24.48
Total return (3)	5.62	% (5)	2.28%	(10.14)%	(1.53	)% (5)
Market price total return (4)	5.67%		2.33%	(10.18)%	(1.53)%
Net assets, at end of year/period (000s)	$87,270		$67,928	$42,508	$31,213
Ratio of gross expenses to average net assets before waiver/recapture (7)	1.11	% (6)	1.19%	1.32%	1.44	% (6)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.23	% (6)	1.25%	1.25%	1.25	% (6)
Ratio of net investment income to average net assets (8)	2.19	% (6)	1.86%	1.18%	0.51	% (6)
Portfolio Turnover Rate (9)	73	% (5)	133%	228%	123	% (5)

(1)	The Monarch Ambassador Income ETF commenced operations on March 23, 2021

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

Monarch Blue Chips Core Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Year Ended	Period Ended
	August 31, 2024		February 29, 2024	February 28, 2023	February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$31.99		$23.88	$25.74	$25.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		0.01	0.01	(0.09)
Net realized and unrealized gain (loss) on investments	1.98		8.13	(1.87)	0.83	(8)
Total from investment operations	1.95		8.14	(1.86)	0.74
Less distributions from:
Net investment income	—		(0.03)	—	—
Total distributions	—		(0.03)	—	—
Net asset value, end of year/period	$33.94		$31.99	$23.88	$25.74
Market price, end of year/period	$33.93		$32.04	$23.87	$25.71
Total return (3)	6.10	% (5)	34.13%	(7.23)%	2.96	% (5)
Market price total return (4)	5.90%		34.39%	(7.16)%	2.84%
Net assets, at end of year/period (000s)	$106,902		$76,768	$34,619	$29,599
Ratio of gross expenses to average net assets before waiver/recapture	1.07	% (6)	1.21%	1.41%	1.46	% (6)
Ratio of net expenses to average net assets after waiver/recapture	1.25	% (6)	1.25%	1.25%	1.25	% (6)
Ratio of net investment income (loss) to average net assets	(0.20	)% (6)	0.04%	0.05%	(0.33	)% (6)
Portfolio Turnover Rate (7)	35	% (5)	86%	126%	39	% (5)

(1)	The Monarch Blue Chips Core ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Monarch Dividend Plus Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	August 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$25.17
Activity from investment operations:
Net investment income (2)	0.19
Net realized and unrealized gain on investments	1.30
Total from investment operations	1.49
Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$26.54
Market price, end of period	$26.54
Total return (3)	5.96	% (5)
Market price total return (4)	5.96%
Net assets, at end of period (000s)	$34,763
Ratio of gross expenses to average net assets before waiver	1.31	% (6)
Ratio of net expenses to average net assets after waiver	1.25	% (6)
Ratio of net investment income to average net assets	1.55	% (6)
Portfolio Turnover Rate (7)	34	% (5)

(1)	The Monarch Dividend Plus ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

Monarch ProCap Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended		Year Ended	Year Ended	Period Ended
	August 31, 2024		February 29, 2024	February 28, 2023	February 28, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$27.33		$25.21	$26.80	$25.00
Activity from investment operations:
Net investment income (2)	0.21		0.39	0.32	0.17
Net realized and unrealized gain (loss) on investments	2.56		2.11	(1.64)	1.89
Total from investment operations	2.77		2.50	(1.32)	2.06
Less distributions from:
Net investment income	(0.19)		(0.38)	(0.27)	(0.22)
Net realized gains	—		—	—	(0.04)
Total distributions	(0.19)		(0.38)	(0.27)	(0.26)
Net asset value, end of year/period	$29.91		$27.33	$25.21	$26.80
Market price, end of year/period	$29.94		$27.36	$25.23	$26.80
Total return (3)	10.17	% (5)	10.01%	(4.93)%	8.26	% (5)
Market price total return (4)	10.16%		10.04%	(4.85)%	8.26%
Net assets, at end of year/period (000s)	$146,568		$116,152	$99,573	$66,335
Ratio of net expenses to average net assets (7)	1.04	% (6)	1.08%	1.06%	1.17	% (6)
Ratio of net investment income to average net assets (8)	1.04	% (6)	1.51%	1.26%	0.67	% (6)
Portfolio Turnover Rate (9)	92	% (5)	215%	396%	291	% (5)

(1)	The Monarch ProCap ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

Monarch Select Subsector Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	August 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$25.01
Activity from investment operations:
Net investment loss (2)	(0.04)
Net realized and unrealized gain on investments	3.38
Total from investment operations	3.34
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$28.31
Market price, end of period	$28.32
Total return (3)	13.39	% (5)
Market price total return (4)	13.43%
Net assets, at end of period (000s)	$59,176
Ratio of net expenses to average net assets (7)	1.12	% (6)
Ratio of net investment loss to average net assets (8)	(0.30	)% (6)
Portfolio Turnover Rate (9)	151	% (5)

(1)	The Monarch Select Subsector ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

Monarch Volume Factor Dividend Tree Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	August 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$25.03
Activity from investment operations:
Net investment income (2)	0.22
Net realized and unrealized gain on investments	1.10
Total from investment operations	1.32
Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$26.23
Market price, end of period	$26.23
Total return (3)	5.29	% (5)
Market price total return (4)	5.29%
Net assets, at end of period (000s)	$48,782
Ratio of net expenses to average net assets (7)	1.23	% (6)
Ratio of net investment income to average net assets (8)	1.76	% (6)
Portfolio Turnover Rate (9)	120	% (5)

(1)	The Monarch Volume Factor Dividend Tree ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

Monarch Volume Factor Global Unconstrained Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	August 31, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$25.03
Activity from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments	2.21
Total from investment operations	2.29
Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$27.20
Market price, end of period	$27.18
Total return (3)	9.19	% (5)
Market price total return (4)	9.11%
Net assets, at end of period (000s)	$53,304
Ratio of net expenses to average net assets	1.18	% (6)
Ratio of net investment income to average net assets	0.65	% (6)
Portfolio Turnover Rate (7)	185	% (5)

(1)	The Monarch Volume Factor Global Unconstrained ETF commenced operations on March 6, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Market price returns are calculated using the closing price and account for distributions from the Fund. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date market price per share on their respective payment dates.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2024

1.	ORGANIZATION

The Monarch Ambassador Income Index ETF (formerly, “Monarch Ambassador Income ETF”) (“MAMB”), Monarch Blue Chips Core Index ETF (formerly, “Monarch Blue Chips Core ETF”) (“MBCC”), Monarch Dividend Plus Index ETF (“MDPL”), Monarch ProCap Index ETF (formerly, “Monarch ProCap ETF”) (“MPRO”), Monarch Select Subsector Index ETF (“MSSS”), Monarch Volume Factor Dividend Tree Index ETF (“MVFD”), and the Monarch Volume Factor Global Unconstrained Index ETF (“MVFG”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Funds are as follows:

MAMB – seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Ambassador Income Index.
MBCC – seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Blue Chips Core Index.
MDPL – seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Dividend Plus Index.
MPRO – seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch ProCap Index.
MSSS – seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Select Subsector Index.
MVFD – seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Monarch Volume Factor Dividend Tree Index.
MVFG – seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of Monarch Volume Factor Global Unconstrained Index.

The investment objectives are non-fundamental. MAMB, MPRO, MSSS and MVFG are “fund of funds”, in that they will generally invest in other investment companies. MAMB, MBCC and MPRO commenced operations on March 23, 2021. MDPL, MSSS, MVFD and MVFG commenced operations on March 6, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange, including exchange- traded funds, are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2024

market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2024

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2024 for the Funds’ assets measured at value:

MAMB
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$86,927,321	$—	$—	$86,927,321
Total	$86,927,321	$—	$—	$86,927,321

MBCC
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$106,678,053	$—	$—	$106,678,053
Total	$106,678,053	$—	$—	$106,678,053

MDPL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$33,853,769	$—	$—	$33,853,769
Exchange Traded Funds	$761,457	$—	$—	$761,457
Total	$34,615,226	$—	$—	$34,615,226

MPRO
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$146,394,086	$—	$—	$146,394,086
Total	$146,394,086	$—	$—	$146,394,086

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2024

MSSS
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$59,157,711	$—	$—	$59,157,711
Total	$59,157,711	$—	$—	$59,157,711

MVFD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$47,612,224	$—	$—	$47,612,224
Exchange Traded Funds	$914,990	$—	$—	$914,990
Total	$48,527,214	$—	$—	$48,527,214

MVFG
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$53,120,359	$—	$—	$53,120,359
Total	$53,120,359	$—	$—	$53,120,359

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds – Each Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund’s performance.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2024

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended February 28, 2023 and February 28, 2024, or expected to be taken in the Funds’ February 29, 2025 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal,

Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. For the period ended August 31, 2024, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2024

3.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
MAMB	$55,270,789	$55,048,327
MBCC	$32,988,200	$32,022,063
MDPL	$17,838,402	$11,354,395
MPRO	$117,209,831	$116,952,624
MSSS	$86,754,026	$85,688,038
MVFD	$57,234,780	$50,341,795
MVFG	$88,176,439	$87,972,991

For the period ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
MAMB	$15,587,121	$—
MBCC	$32,898,222	$9,590,283
MDPL	$41,070,233	$14,161,215
MPRO	$92,102,586	$74,028,259
MSSS	$78,220,463	$26,832,684
MVFD	$46,813,699	$7,168,151
MVFG	$83,468,602	$34,165,688

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Kingsview Wealth Management LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Penserra Capital Management LLC, as the sub-adviser (the “Sub-Adviser”), to manage the assets of the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of it’s average daily net assets. For the period ended August 31, 2024, the adviser earned investment advisory fees as follows:

Investment Advisory Fee
MAMB	$320,900
MBCC	$390,992
MDPL	$137,254
MPRO	$543,884
MSSS	$229,848
MVFD	$165,264
MVFG	$193,178

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.25% of average daily net assets for each Fund, herein referred to as the “Expense Limitation.”

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2024

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, the Adviser, on a rolling three- year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed the Expense Limitation in place at the time of waiver and at the time of reimbursement. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended August 31, 2024, the Adviser waived and recaptured previously waived fees as follows:

	Invesment Advisory Fees Waived	Investmented Advisory Fees Recaptured
MAMB	$—	$44,988
MBCC	$—	$83,339
MDPL	$9,921	$—
MPRO	$—	$—
MSSS	$—	$—
MVFD	$—	$—
MVFG	$—	$—

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

2/28/2027
MAMB	$—
MBCC	$—
MDPL	$9,921
MPRO	$—
MSSS	$—
MVFD	$—
MVFG	$—

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC, (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2024

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, each Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by a Fund.

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Fund	Purchases	Charge for Cash Purchases*
MAMB	$225	2.00%
MBCC	$225	2.00%
MDPL	$225	2.00%
MPRO	$225	2.00%
MSSS	$225	2.00%
MVFD	$225	2.00%
MVFG	$225	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the amount invested.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2024

For the period ended August 31, 2024, the fixed and variable fees were as follows:

Fund	Fixed Fees	Variable Fees
MAMB	$4,725	$—
MBCC	$6,075	$225
MDPL	$7,200	$—
MPRO	$5,400	$—
MSSS	$6,750	$—
MVFD	$7,200	$—
MVFG	$7,650	$—

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended February 29, 2024 and February 28, 2023 was as follows:

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/29/2024	Income	Capital Gains	Capital	Total
MAMB	$933,030	$—	$—	$933,030
MBCC	49,740	—	—	49,740
MPRO	1,234,853	—	—	1,234,853

For fiscal year or period ended	Ordinary	Long-Term	Return of
2/28/2023	Income	Capital Gains	Capital	Total
MAMB	$351,088	$—	$—	$351,088
MBCC	—	—	—	—
MPRO	909,143	—	—	909,143

As of February 29, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
MAMB	$101,333	$—	$(90,684)	$(4,864,085)	$—	$(36,535)	$(4,889,971)
MBCC	$2,323	$—	$(289,302)	$(2,779,319)	$—	$13,985,494	$10,919,196
MPRO	$147,225	$—	$—	$(9,276,480)	$—	$6,146,524	$(2,982,731)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized losses and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for grantor trusts.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2024

Late year losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
MAMB	$—
MBCC	24,957
MPRO	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
MAMB	$90,684
MBCC	264,345
MPRO	—

At February 29, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non Expiring	Non Expiring		Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
MAMB	$3,171,758	$1,692,327	$4,864,085	$—
MBCC	2,153,430	625,889	2,779,319	—
MPRO	9,276,480	—	9,276,480	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Funds for the year ended February 29, 2024 as follows:

	Paid	Accumulated
	In	Earnings
	Capital	(Deficit)
MAMB	$306,028	$(306,028)
MBCC	1,155,051	(1,155,051)
MPRO	1,452,372	(1,452,372)

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2024

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Portfolio	Tax Cost	Appreciation	Depreciation	Appreciation
MAMB	$83,885,567	$4,744,549	$(1,702,795)	$3,041,754
MBCC	88,757,245	19,578,284	(1,657,476)	17,920,808
MDPL	33,949,155	2,058,806	(1,392,735)	666,071
MPRO	136,576,914	11,580,062	(1,762,890)	9,817,172
MSSS	53,244,742	5,912,969	—	5,912,969
MVFD	45,710,988	3,537,641	(721,415)	2,816,226
MVFG	50,649,477	2,535,493	(64,611)	2,470,882

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

MPRO currently invests a significant portion of its assets in the iShares Core U.S. Aggregate Bond ETF (“iShares ETF”). MPRO may redeem its investment in the iShares ETF at any time if the Adviser determines that it is in the best interest of MPRO and its shareholders to do so. MPRO’s performance will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with MPRO’s financial statements. As of August 31, 2024, MPRO’s investment in iShares represented 39.3% of MPRO’s net assets.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Monarch ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2024

Approval of the Investment Advisory Agreement with Kingsview Wealth Management LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 24, 203 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Kingsview Advisory Agreement”) between Kingsview Wealth Management LLC (“Kingsview”) and the Trust, with respect to Monarch Dividend Plus Index ETF (“MDPL”), Monarch Select Subsector Index ETF (“MSSS”), Monarch Volume Factor Dividend Tree Index ETF (“MVFD”) and Monarch Volume Factor Global Unconstrained Index ETF (“MVFG”) (together the “New Monarch ETFs”). In considering the approval of the Kingsview Advisory Agreement, the Board received materials specifically relating to the Kingsview Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the Kingsview Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Kingsview Advisory Agreement on behalf of the New Monarch ETFs and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Kingsview Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted its experience and familiarity with Kingsview as the adviser to three other series of the Trust and acknowledged the credentials and years of experience of the key personnel at Kingsview that would be servicing the New Monarch ETFs, including the personnel that would be involved in the creation, calculation and maintenance of the New Monarch ETFs’ benchmark indices. The Board noted that Kingsview, among other things, would provide sub-adviser oversight, assessment of service quality and compliance services for the New Monarch ETFs. The Board observed that Kingsview had a robust compliance program, including an investment committee, compliance manual and a forensic testing program. The Board received information about Kingsview’s cybersecurity protocols and compliance program. The Board noted that Kingsview proposed the use of a trading sub- adviser, whom it had a good track record with, to assist with portfolio management. The Board noted that Kingsview would interface directly with the New Monarch ETFs’ lead market maker to resolve any issues related to market quality for the New Monarch ETFs. The Board acknowledged that Kingsview would provide oversight and periodic reviews of the sub-adviser to ensure quality services. The Board acknowledged that Kingsview underwent an SEC examination that concluded several years ago and that there were no material litigation or administrative action involving Kingsview. The Board concluded that Kingsview had sufficient quality and depth of personnel and resources to perform its duties under the proposed advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Performance. The Board noted that there was no prior performance for any of the New Monarch ETFs for the Board to evaluate. The Board recalled its experience with Kingsview as the adviser to three other series of the Trust and recognized that Kingsview had the potential to provide satisfactory returns.

Fees and Expenses. The Board observed that the proposed advisory fee of 0.85% and net expense ratio of 1.25% for each New Monarch ETF was higher than the fees for their corresponding SMA. The Board acknowledged Kingsview’s assertion that the fees were reasonable because the lower-fee SMA strategies were only available with larger minimum investments and there were more expenses required to manage and operate an ETF than an SMA. The Board observed that the advisory fee for the Monarch VFDT and Monarch VFGU was lower than each of its peer group average, the net expense ratio for Monarch VFGU was lower than its peer group average, and the other New Monarch ETFs’ advisory fees and net expense ratio were greater than their peer group averages. The Board noted the advisory fee and net expense ratio were greater than the Morningstar category averages but below the highs of each. The Board considered that each New Monarch ETF would have a contractual expense limitation for at least one year. After discussion, the Board concluded that the advisory fee being charged by Kingsview for each New Monarch ETF was not unreasonable.

The Monarch ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
August 31, 2024

Profitability. The Board discussed that Kingsview anticipated to earn a reasonable profit from its relationship with each of the New Monarch ETFs during the first two years of their existence. The Board determined that excessive profitability would not be an issue for Kingsview with respect to any of the New Monarch ETFs at this time.

Economies of Scale. The Board considered whether Kingsview would realize economies of scale during the initial period of the advisory agreement. The Board noted that the proposed fee schedule did not currently provide breakpoints, but that Kingsview indicated it was amenable to the discussion of adding breakpoints as the assets of any New Monarch ETF experienced significant growth. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion . Having requested such information from Kingsview as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that approval of the advisory agreement with Kingsview was in the best interests of the New Monarch ETFs and their future shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 11/1/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 11/1/2024

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer
Date: 11/1/2024